Staff numbers and costs (Tables)	12 Months Ended
Mar. 31, 2020
Staff numbers and costs
Schedule of average weekly number of staff, including executive director

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
Flight and cabin crew	15,653	13,911	12,334
Sales, operations, management and administration	2,289	2,027	1,469
Average	17,942	15,938	13,803

Schedule of aggregate payroll costs

The aggregate payroll costs of these persons were as follows:	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
	€M	€M	€M
Staff and related costs	1,039.4	929.2	701.5
Social welfare costs	47.5	38.5	24.8
Other pension costs (a)	13.0	8.6	5.8
Share based payments (b)	7.0	7.7	6.4
	1,106.9	984.0	738.5

(a)	Costs in respect of defined-contribution benefit plans and other pension arrangements (including Lauda) were €13m in 2020 (2019: €9m; 2018: €6m).

In the year ended March 31, 2020 the charge in the income statement of €7m for share based compensation comprises a charge for the fair value of various share options granted in prior periods, which are being recognized in the income statement in accordance with services rendered.